Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	37,646,133
Common stock, shares outstanding	37,646,133